Note 3 - Going Concern (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Working Capital Surplus (Deficit)	$ 40,074
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 2,654	$ 57	$ 584